Nationwide Nasdaq-100 Risk-Managed Income ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 99.4%		Shares	Value
Communication Services - 15.7%
Alphabet, Inc. - Class A(a)		59,390	$10,244,775
Alphabet, Inc. - Class C(a)		57,108	9,934,508
Charter Communications, Inc. - Class A(a)		3,979	1,142,450
Comcast Corporation - Class A		102,728	4,112,202
Electronic Arts, Inc.		7,194	955,939
Meta Platforms, Inc. - Class A		35,500	16,572,465
Netflix, Inc.(a)		11,267	7,229,133
Sirius XM Holdings, Inc.		101,610	286,540
Take-Two Interactive Software, Inc.(a)		4,563	731,723
T-Mobile US, Inc.		30,913	5,408,538
Trade Desk, Inc. - Class A(a)		11,945	1,108,257
Warner Bros. Discovery, Inc.(a)		65,497	539,695
			58,266,225

Consumer Discretionary - 12.5%
Airbnb, Inc. - Class A(a)		11,597	1,680,753
Amazon.com, Inc.(a)		105,102	18,544,197
Booking Holdings, Inc.		907	3,425,150
DoorDash, Inc. - Class A(a)		9,897	1,089,759
Lululemon Athletica, Inc.(a)		3,260	1,017,087
Marriott International, Inc. - Class A		7,848	1,814,222
MercadoLibre, Inc.(a)		1,378	2,377,849
O'Reilly Automotive, Inc.(a)		1,587	1,528,694
PDD Holdings, Inc. - ADR(a)		17,803	2,666,533
Ross Stores, Inc.		9,011	1,259,377
Starbucks Corporation		30,317	2,432,030
Tesla, Inc.(a)		48,663	8,665,907
			46,501,558

Consumer Staples - 6.4%
Coca-Cola Europacific Partners plc		12,197	899,041
Costco Wholesale Corporation		11,544	9,349,370
Dollar Tree, Inc.(a)		5,823	686,823
Keurig Dr Pepper, Inc.		37,402	1,281,018
Kraft Heinz Company		32,665	1,155,361
Mondelez International, Inc. - Class A		36,341	2,490,449
Monster Beverage Corporation(a)		27,749	1,440,728
PepsiCo, Inc.		35,871	6,202,096
Walgreens Boots Alliance, Inc.		23,001	373,076
			23,877,962

Energy - 0.5%
Baker Hughes Company		26,809	897,565
Diamondback Energy, Inc.		4,806	957,644
			1,855,209

Financials - 0.5%
PayPal Holdings, Inc.(a)		28,793	1,813,671

Health Care - 6.3%
Amgen, Inc.		14,266	4,363,256
AstraZeneca plc - ADR		15,474	1,207,281
Biogen, Inc.(a)		3,890	875,017
DexCom, Inc.(a)		10,358	1,230,220
GE HealthCare Technologies, Inc.		12,172	949,416
Gilead Sciences, Inc.		33,223	2,135,242
IDEXX Laboratories, Inc.(a)		2,231	1,108,695
Illumina, Inc.(a)		4,232	441,313
Intuitive Surgical, Inc.(a)		9,434	3,793,600
Moderna, Inc.(a)		10,120	1,442,606
Regeneron Pharmaceuticals, Inc.(a)		2,879	2,821,881
Vertex Pharmaceuticals, Inc.(a)		6,881	3,133,195
			23,501,722

Industrials - 4.5%
Automatic Data Processing, Inc.		11,007	2,695,834
Cintas Corporation		2,746	1,861,706
Copart, Inc.(a)		25,567	1,356,585
CSX Corporation		52,616	1,775,790
Fastenal Company		15,244	1,005,799
Honeywell International, Inc.		16,913	3,419,640
Old Dominion Freight Line, Inc.		5,872	1,029,068
PACCAR, Inc.		13,942	1,498,765
Paychex, Inc.		9,664	1,161,226
Verisk Analytics, Inc.		3,884	981,798
			16,786,211

Information Technology - 50.0%(b)
Adobe, Inc.(a)		11,820	5,257,063
Advanced Micro Devices, Inc.(a)		42,184	7,040,510
Analog Devices, Inc.		13,281	3,114,262
ANSYS, Inc.(a)		2,361	749,499
Apple, Inc.		155,923	29,976,197
Applied Materials, Inc.		22,307	4,797,790
ASML Holding NV		2,269	2,179,034
Atlassian Corporation - Class A(a)		4,183	656,145
Autodesk, Inc.(a)		5,743	1,157,789
Broadcom, Inc.		12,173	16,172,439
Cadence Design Systems, Inc.(a)		7,279	2,084,051
CDW Corporation		3,598	804,585
Cisco Systems, Inc.		105,145	4,889,243
Cognizant Technology Solutions Corporation - Class A		13,395	886,079
Crowdstrike Holdings, Inc. - Class A(a)		6,115	1,918,092
Datadog, Inc. - Class A(a)		8,108	893,339
Fortinet, Inc.(a)		20,507	1,216,475
GlobalFoundries, Inc.(a)		14,620	716,380
Intel Corporation		112,759	3,478,615
Intuit, Inc.		7,339	4,230,493
KLA Corporation		3,667	2,785,197
Lam Research Corporation		3,432	3,200,134
Marvell Technology, Inc.		23,015	1,583,662
Microchip Technology, Inc.		14,465	1,406,432
Micron Technology, Inc.		29,450	3,681,250
Microsoft Corporation		74,901	31,093,652
MongoDB, Inc.(a)		1,921	453,471
NVIDIA Corporation		25,287	27,722,897
NXP Semiconductors NV		6,905	1,878,851
ON Semiconductor Corporation(a)		11,419	834,044
Palo Alto Networks, Inc.(a)		8,421	2,483,437
QUALCOMM, Inc.		29,705	6,061,305
Roper Technologies, Inc.		2,863	1,525,292
Synopsys, Inc.(a)		4,080	2,288,064
Texas Instruments, Inc.		24,241	4,727,237
Workday, Inc. - Class A(a)		5,599	1,183,909
Zscaler, Inc.(a)		3,988	677,800
			185,804,714

Materials - 1.5%
Linde plc		12,571	5,474,922

Real Estate - 0.2%
CoStar Group, Inc.(a)		10,849	848,066

Utilities - 1.3%
American Electric Power Company, Inc.		14,100	1,272,525
Constellation Energy Corporation		8,572	1,862,267
Exelon Corporation		26,553	997,065
Xcel Energy, Inc.		14,727	816,612
			4,948,469
TOTAL COMMON STOCKS (Cost $287,904,216)			369,678,729

PURCHASED OPTIONS - 0.1%(c)(d)	Notional Amount	Contracts
Put Options - 0.1%			$–
NASDAQ 100 Index, Expiration: 06/21/2024; Exercise Price: $16,750.00	$368,879,335	199	499,490
TOTAL PURCHASED OPTIONS (Cost $509,403)			499,490

SHORT-TERM INVESTMENTS - 0.7%		Shares
Money Market Funds - 0.7%
Invesco Government & Agency Portfolio – Institutional Class, 5.23%(e)		2,665,616	2,665,616
TOTAL SHORT-TERM INVESTMENTS (Cost $2,665,616)			2,665,616

TOTAL INVESTMENTS - 100.2% (Cost $291,079,235)			$372,843,835
Liabilities in Excess of Other Assets - (0.2)%			(948,522)
TOTAL NET ASSETS - 100.0%			$371,895,313

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Summary of Fair Value Disclosure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

Nationwide Nasdaq-100 Risk-Managed Income ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$369,678,729	$–	$–	$369,678,729
Purchased Options	499,490	–	–	499,490
Money Market Funds	2,665,616	–	–	2,665,616
Total Assets	$372,843,835	$–	$–	$372,843,835

Refer to the Schedule of Investments for sector classifications. For the period ended May 31, 2024, the Fund did not recognize any transfers to or from Level 3.